Summary of Significant Accounting Policies (Details Narrative) - The Crypto Company, Inc. [Member] - USD ($)		3 Months Ended
	Mar. 09, 2017	Jun. 07, 2017
Number of common stock shares sold		11,235,000
Proceeds from sale of common stock		$ 404,150
Number of common stock shares purchased		10,000,000
Ownership percentage prior to stock sale		88.22%
Sale price per share		$ 0.031
Number of shares held by shareholders		1,335,000
Share price		$ 0.075
Common stock shares held		316,993
Common stock shares issued and outstanding, percent		4.26%
Number of common stock shares issued for exchange		7,026,614
Number of common stock shares exchanged		727,867
Common stock shares issued		727,867
Common stock shares outstanding		727,867
Proceeds from common stock issuance	$ 200,000	$ 2,665,886
Cash		1,663,415
Working capital		2,460,649
Investment		544,374
Marketing expenses		$ 6,600
BITCOIN [Member]
Total portfolio value percentage		24.67%
ETHEREUM [Member]
Total portfolio value percentage		41.25%
Common Stock [Member]
Common stock shares held		10,918,007
Common stock shares issued and outstanding, percent		94.40%
Shareholders [Member]
Number of common stock shares issued for dividend		10,918,007